Christopher D. Menconi
+1.202.373.6173
chris.menconi@morganlewis.com

January 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 154”). The purpose of PEA No. 154 is to: (i) reflect a change in the index for the Trust’s WeatherStorm Forensic Accounting Long-Short ETF (the “Fund”); and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Fund.

Please feel free to contact me at 202.373.6173 with any questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001